Income taxes	12 Months Ended
Dec. 31, 2020
Income taxes
Income taxes

16.Income taxes

a.	Income Tax Expense

The provision for income taxes reported differs from the amount computed by applying the applicable income tax rates to the loss before the tax provision due to the following:

	2020	2019
Net loss	$(220,632,107)	$(11,299,887)
Statutory tax rate	26.47%	26.19%
Recovery of income taxes computed at statutory rates	$(58,402,973)	$(2,959,928)
Tax losses not recognized in the period that the benefit arose	10,933,133	2,435,383
Loss on derivative liability	47,418,045	—
Share based compensation and other permanent differences	51,796	524,546
Income tax recovery	$—	$—

b.	The significant components of the Corporation’s deferred tax assets and liabilities are as follows:

	2020	2019
Net operating loss carry-forward	$42,661,814	$36,438,782
Buildings and equipment	496,121	509,728
Exploration and evaluation assets	33,857,576	30,829,284
Convertible Note	6,811,890	3,875,849
Total	$83,827,401	$71,653,642

c.	Deferred tax assets have not been recognized in respect of the following items:

	2020	2019
Net operating loss carry-forward	$42,661,814	$36,438,782
Buildings and equipment	496,121	509,728
Exploration and evaluation assets	33,857,576	30,829,284
Convertible note	6,811,890	3,875,849
Other future deductions	985,435	821,208
	$84,812,836	$72,474,850

As at December 31, 2020, the Corporation had deductible temporary differences for which deferred tax assets have not been recognized because it is not probable that future profit will be available against which the Corporation can utilize the benefits.

As of December 31, 2020, the Corporation has US loss carry forwards of approximately $133,697,000 (2019 - $114,352,000) of which $133,697,000 (2019 - $114,352,000) have not been recognized. The Corporation also has Canadian loss carry forwards of approximately $26,931,000 (2019 - $24,019,000) available to reduce future years’ income for tax purposes. The Corporation also has tax pools related to Buildings and Equipment and Exploration and Evaluation assets of approximately $2,100,000 (2019 - $2,200,000) and $115,055,000 (2019 - $104,843,000), respectively. The Corporation recognizes the benefit of tax losses only to the extent of anticipated future taxable income in relevant jurisdictions. The tax loss carry forwards expire as follows:

Expiry of Tax Losses:	US	Canada
December 31, 2029	$342,000	$—
December 31, 2030	983,000	—
December 31, 2031	9,993,000	1,881,000
December 31, 2032	16,346,000	3,662,000
December 31, 2033	749,000	3,787,000
December 31, 2034	13,661,000	3,539,000
December 31, 2035	12,517,000	3,301,000
December 31, 2036	13,114,000	2,457,000
December 31, 2037	14,588,000	1,889,000
December 31, 2038	—	1,454,000
December 31, 2039	—	2,037,000
December 31, 2040	—	2,924,000
Indefinite carryover (Tax years beginning Jan. 1, 2018)	51,404,000	—
	$133,697,000	$26,931,000

The Corporation also has other future deductions available in the US and Canada of approximately $1,658,308 (2019 - $1,412,000) and $1,088,000 (2019 - $1,280,000), respectively for which the benefit has not been recognized.

d.	Unrecognized deferred tax liabilities:

At December 31, 2020, there are no material taxable temporary differences associated with investments in subsidiaries.